Risks Arising From Financial Instruments - Disclosure of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total	$ 6,924	$ 6,799
Non-current	843	1,068
Current	6,081	5,731
Trade And Other Receivable [member]
Disclosure of financial assets [line items]
Debt instruments at amortized cost	6,392	6,298
Unquoted debt [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through OCI	25	24
Quoted debt [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	87	87
Unquoted companies [member]
Disclosure of financial assets [line items]
Equity instruments at fair value through OCI	98	84
Derivatives not designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	17	9
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	109	32
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	36	20
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	5
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	120	191
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial assets [line items]
Debt instruments at fair value through profit or loss	$ 35	$ 54